SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	¥ 2,864,543		¥ 2,469,909	¥ 3,198,086	$ 449,511
Restricted cash	80,800		237,239	71,056	12,679
Accounts receivable	305,018		122,742		47,864
Contract assets, net	1,105,905		750,174		173,541
Contract cost	9,959		65,529		1,563
Prepaid expenses and other assets	352,015		278,591		55,239
Financing receivables	1,697,962		1,253,494		266,449
Amounts due from related parties	879,256		884,006		137,974
Available-for-sale investments	177,360		175,515		27,832
Property, equipment and software, net	102,548		147,193		16,092
Deferred tax assets	7,388		16,745		1,159
Total assets	7,739,440		6,702,253		1,214,487
Liabilities:
Accounts payable	19,065		9,903		2,992
Amounts due to related parties	434,127		970,309		68,124
Deferred revenue	12,379		50,899		1,943
Accrued expenses and other liabilities	1,182,783		1,208,915		185,604
Secured borrowing	1,028,600		500,500		161,410
Refund liabilities	5,732		10,845	1,801,535	899
Deferred tax liabilities	112,535		38,741		17,659
Lease liabilities	72,101		81,854		11,314
Total liabilities	2,918,008		2,924,589		$ 457,899
Net revenue	4,477,929	$ 702,685	3,961,962	8,616,784
Net income	1,032,984	162,098	(692,748)	1,155,611
Net cash (used in) /provided by operating activities	158,192	24,824	282,028	274,168
Net cash provided/(used in) by investing activities	(346,507)	(54,374)	(1,796,663)	1,110,001
Net cash (used in)/provided by financing activities	427,446	$ 67,076	955,448	(1,149,705)
VIE's
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Cash and cash equivalents	1,392,968		999,774
Accounts receivable	217,282		100,250
Contract assets, net	563,235		541,969
Contract cost	8,800		64,099
Prepaid expenses and other assets	145,330		228,094
Financing receivables	1,697,960		1,253,494
Amounts due from related parties	801,791		261,937
Available-for-sale investments			10,000
Property, equipment and software, net	80,866		109,061
Deferred tax assets	7,388		16,379
Right-of-use assets	46,222		96,861
Total assets	4,961,842		3,681,918
Liabilities:
Accounts payable	18,782		9,026
Amounts due to related parties	384,855		775,655
Deferred revenue	10,320		43,607
Accrued expenses and other liabilities	953,843		1,054,259
Secured borrowing	1,028,600		500,500
Deferred tax liabilities	40,584		13,985
Lease liabilities	39,486		73,537
Total liabilities	2,476,470		2,470,569
Net revenue	3,192,329		2,549,869	8,303,900
Net income	752,164		235,360	1,503,455
Net cash (used in) /provided by operating activities	(236,406)		974,840	846,367
Net cash provided/(used in) by investing activities	(393,659)		(1,202,842)	441,983
Net cash (used in)/provided by financing activities	501,400		¥ 862,000	¥ (787,737)
VIE's | Asset pledged as collateral
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Total assets	¥ 0
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Threshold of foreign interest in VIE (as a percent)	100.00%	100.00%
Term of loans (years)	10 years	10 years